UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.) :  [ ]  is a restatement
                                    [ ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:
Name:             Westport Asset Management, Inc.
Address:          253 Riverside Avenue
                  Westport, CT  06880

13F File Number:  028-04441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ronald H. Oliver
Title:            President
Phone:            203-227-3601
Signature, Place, and Date of Signing:

/s/ Ronald H. Oliver          Westport, Connecticut         August 13, 2008

Report Type  (Check only one):
[x]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 84

Form 13F Information Table Value Total (x$1,000): $ 1,460,317

List of Included Managers:

         Andrew J. Knuth            Westport Asset Management, Inc.
         Edmund H. Nicklin, Jr.     Westport Asset Management, Inc.

List of Other Included Managers:
         No.      13F File Number           Name

Westport Asset Management, Inc.
FORM 13F
                                    31-Mar-08

                                                                                                      Voting Authority
                                                                                                      ----------------
                                     Title                   Value     Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                       of class     CUSIP      (x$1000)  Prn Amt    Prn  Call  Dscretn  Managers  Sole  Shared  None
------------------------------       --------   ---------    --------  -------    ---  ----  -------  --------  ----  ------  ----
AAR Corp.                            COM        000361105      28110   2077581     SH        Defined                 1896081  181500
Airgas, Inc.                         COM        009363102       2359     40400     SH        Defined                   40400
Amphenol Corp.                       COM        032095101        359      8000     SH        Defined                            8000
Anadarko Petroleum Corp.             COM        032511107        225      3000     SH        Defined                            3000
Arbitron, Inc.                       COM        03875Q108       6522    137300     SH        Defined                  137300
Arthur J. Gallagher & Company        COM        363576109      13173    546600     SH        Defined                  496600   50000
Baldor Electric Company              COM        057741100      20441    584375     SH        Defined                  519575   64800
Bank of Florida Corp.                COM        062128103        616     85000     SH        Defined                   85000
BankUnited Financial Corp. - C       COM        06652B103       3757   3914052     SH        Defined                 3807052  107000
Banner Corporation                   COM        06652V109       3109    350910     SH        Defined                  350910
Berry Petroleum Co.                  COM        085789105       9433    160200     SH        Defined                  140200   20000
Big Lots, Inc.                       COM        089302103     115277   3690047     SH        Defined                 3550922  139125
Brown & Brown, Inc.                  COM        115236101      13914    800100     SH        Defined                  615100  185000
CACI International, Inc.             COM        127190304       1950     42600     SH        Defined                           42600
CVS/Caremark Corp.                   COM        126650100        396     10020     SH        Defined                           10020
Charles River Laboratories Int       COM        159864107      11842    185260     SH        Defined                  185260
Checkpoint Systems, Inc.             COM        162825103      69397   3323613     SH        Defined                 3131684  191929
Columbia Banking System, Inc.        COM        197236102       3073    158980     SH        Defined                  158980
Comstock Resources, Inc.             COM        205768203      77544    918438     SH        Defined                  918438
Con-way Inc.                         COM        205944101       2713     57400     SH        Defined                   57400
ConocoPhillips                       COM        20825C104       9439    100000     SH        Defined                  100000
Corinthian Colleges, Inc.            COM        218868107      18007   1550987     SH        Defined                 1550987
Cox Radio, Inc. - Class A            COM        224051102       7133    604500     SH        Defined                  601500    3000
Darden Restaurants, Inc.             COM        237194105       8720    273000     SH        Defined                  273000
DeVry, Inc.                          COM        251893103     144260   2690423     SH        Defined                 2561023  129400
Del Monte Foods Company              COM        24522P103       1200    169000     SH        Defined                  169000
Devon Energy Corp.                   COM        25179M103      32814    273086     SH        Defined                  266602    6484
Downey Financial Corp.               COM        261018105       2814   1015709     SH        Defined                  902990  112719
EMS Technologies, Inc.               COM        26873N108      11930    546246     SH        Defined                  488654   57592
Energy Partners Ltd                  COM        29270U105       1043     69875     SH        Defined                   69875
Fairchild Semiconductor Corp.        COM        303726103       2856    243500     SH        Defined                  243500
Forest Oil Corp.                     COM        346091705      10415    139801     SH        Defined                  105917   33884
Gaylord Entertainment Company        COM        367905106       2890    120632     SH        Defined                  120632
General Communication, Inc. -        COM        369385109      11041   1607060     SH        Defined                 1220345  386715
Haynes International, Inc.           COM        420877201       7448    129424     SH        Defined                  129424
Helmerich & Payne, Inc.              COM        423452101      12964    180000     SH        Defined                  180000
Hilb, Rogal & Hobbs Company          COM        431294107      76137   1751880     SH        Defined                 1581745  170135
ITT Educational Services, Inc.       COM        45068B109      63736    771343     SH        Defined                  702243   69100
Jack Henry & Associates, Inc.        COM        426281101      10820    500000     SH        Defined                  400000  100000
John Wiley & Sons, Inc.              COM        968223206       4926    109400     SH        Defined                   99400   10000
KBR, Inc.                            COM        48242W106      25826    739800     SH        Defined                  669800   70000
Kinetic Concepts, Inc.               COM        49460W208      23475    588190     SH        Defined                  510190   78000
Lincare Holdings, Inc.               COM        532791100       5345    188200     SH        Defined                   73200  115000
Lydall, Inc.                         COM        550819106       3114    248100     SH        Defined                  248100
Nat.West.Life Ins.                   COM        638522102      36296    166114     SH        Defined                  166114
North Valley Bancorp                 COM        66304M105       2431    373388     SH        Defined                  304088   69300
Orient Express Hotels Ltd. - C       COM        G67743107      31194    718100     SH        Defined                  701900   16200
Owens & Minor, Inc.                  COM        690732102      40993    897200     SH        Defined                  828600   68600
Parametric Technology Corp.          COM        699173209      26253   1574891     SH        Defined                 1431015  143876
Parker Drilling                      COM        701081101       1426    142500     SH        Defined                          142500
People's United Financial, Inc       COM        712704105       2997    192099     SH        Defined                   70899  121200
Perkin Elmer, Inc.                   COM        714046109       2487     89300     SH        Defined                   89300
Perot Systems Corp. - Class A        COM        714265105      13329    888014     SH        Defined                  838014   50000
Plains Exploration & Productio       COM        726505100      87529   1199519     SH        Defined                 1148791   50728
Praxair, Inc.                        COM        74005P104        377      4000     SH        Defined                            4000
Precision Castparts Corp.            COM        740189105        385      4000     SH        Defined                            4000
Preferred Bank, Los Angeles          COM        740367107        530    102265     SH        Defined                   10500   91765
Pres.Realty B                        COM        741004204        500     86200     SH        Defined                   86200
Prosperity Bancshares, Inc.          COM        743606105      10199    381563     SH        Defined                  335376   46187
QLogic Corp.                         COM        747277101       2116    145000     SH        Defined                   45000  100000
Rogers Corp.                         COM        775133101      37278    991701     SH        Defined                  886701  105000
Ross Stores, Inc.                    COM        778296103      22378    630007     SH        Defined                  630007
Ruby Tuesday, Inc.                   COM        781182100       8840   1637000     SH        Defined                 1427200  209800
Saks, Inc.                           COM        79377w108      24085   2193550     SH        Defined                 1929950  263600
Southwestern Energy Company          COM        845467109      22710    477000     SH        Defined                  477000
Sterling Financial Corp.             COM        859319105        576    139100     SH        Defined                  139100
Stone Energy Corp.                   COM        861642106      17691    268413     SH        Defined                  171907   96506
SunTrust Banks, Inc.                 COM        867914103        409     11285     SH        Defined                   11285
Synopsys, Inc.                       COM        871607107      24507   1025392     SH        Defined                 1021392    4000
TJX Companies                        COM        872540109      14844    471700     SH        Defined                  471700
Texas Instruments, Inc.              COM        882508104        485     17220     SH        Defined                   13184    4036
The South Financial Group, Inc       COM        837841105       9113   2324794     SH        Defined                 2103794  221000
Thermo Fisher Scientific Inc.        COM        883556102      13397    240400     SH        Defined                  202000   38400
Timberland Bancorp.                  COM        887098101       1032    127600     SH        Defined                  127600
UTI Worldwide, Inc.                  COM        G87210103      17471    875747     SH        Defined                  875747
United Rentals, Inc.                 COM        911363109      10723    546815     SH        Defined                  496615   50200
Universal Health Services, Inc       COM        913903100      63308   1001385     SH        Defined                  953385   48000
Vishay Intertechnology, Inc.         COM        928298108       3323    374600     SH        Defined                  324600   50000
W-H Energy Services, Inc.            COM        92925E108      19062    199100     SH        Defined                  184100   15000
Webster Financial Corp.              COM        947890109       1841     98988     SH        Defined                   97888    1100
Young Broadcasting, Inc.             COM        987434107        140   1003100     SH        Defined                 1003100
First National Bancshares, Inc       CONV PREF  32111B203       1990    100000     SH        Defined                  100000
The South Financial Corp.            CONV PREF  837841204       2698      4612     SH        Defined                    3689     923
The South Financial Corp.            CONV PREF  837841303        812      1388     SH        Defined                    1111     277
REPORT SUMMARY                                  84    DATA RECORDS     1460317